Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                             December 7, 2015

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re:     AB Cap Fund, Inc.
               --AB Multi-Manager Select Retirement Allocation Fund --AB Multi-Manager Select 2010 Fund
               --AB Multi-Manager Select 2015 Fund
               --AB Multi-Manager Select 2020 Fund
               --AB Multi-Manager Select 2025 Fund
               --AB Multi-Manager Select 2030 Fund
               --AB Multi-Manager Select 2035 Fund
               --AB Multi-Manager Select 2040 Fund
               --AB Multi-Manager Select 2045 Fund
               --AB Multi-Manager Select 2050 Fund
               --AB Multi-Manager Select 2055 Fund
               (File Nos. 2-29901 and 811-01716)
               --------------------------------------------------

Ladies and Gentlemen:

      On behalf of the above-referenced series of AB Cap Fund, Inc. (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Funds' registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on November 30, 2015.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                                     Sincerely,

                                                     /s/ Joseph J. Nardello
                                                     ----------------------
                                                         Joseph J. Nardello